Basis of Condensed Consolidated Financial Statements ( (Tables)	6 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Schedule of Prior Period Adjustments	The following table shows a summary of the adjustments of the condensed consolidated financial statements for the six months ended September 30, 2023 and fiscal year ended March 31, 2024.

	As of March 31, 2024
(in millions)	As Previously Reported	Adjustments	As Adjusted
ASSETS
Cash and due from banks	¥4,391,530	¥25,116	¥4,416,646
Interest-earning deposits in other banks	105,631,633	70,344	105,701,977
Cash, due from banks and interest-earning deposits in other banks	110,023,163	95,460	110,118,623
Call loans, funds sold, and receivables under resale agreements	20,233,913	328,445	20,562,358
Receivables under securities borrowing transactions	5,000,989	(173)	5,000,816
Trading account assets	49,745,992	23,414	49,769,406
Investment securities:
Available-for-sale debt securities	31,395,372	27,595	31,422,967
Equity securities	6,132,092	277	6,132,369
Total investment securities	62,371,426	27,872	62,399,298
Loans, net of unearned income, unamortized premiums and deferred loan fees	127,936,495	(26,192)	127,910,303
Allowance for credit losses	(1,366,221)	9,260	(1,356,961)
Net loans	126,570,274	(16,932)	126,553,342
Premises and equipment—net	873,027	(386)	872,641
Customers’ acceptance liability	430,221	4,851	435,072
Intangible assets—net	1,298,966	(1,206)	1,297,760
Goodwill	490,344	3,414	493,758
Other assets	20,398,146	(17,684)	20,380,462
Total assets	¥397,436,461	¥447,075	¥397,883,536

	As of March 31, 2024
(in millions)	As Previously Reported	Adjustments	As Adjusted
LIABILITIES AND EQUITY
Deposits:
Overseas offices, principally interest-bearing	63,142,974	718,616	63,861,590
Total deposits	246,417,384	718,616	247,136,000
Call money, funds purchased, and payables under repurchase agreements	40,804,921	(20,298)	40,784,623
Payables under securities lending transactions	1,016,931	7	1,016,938
Due to trust account and other short-term borrowings	15,796,947	4,376	15,801,323
Trading account liabilities	16,587,151	(7,629)	16,579,522
Bank acceptances outstanding	430,221	4,851	435,072
Long-term debt	39,922,322	90,497	40,012,819
Other liabilities	17,983,371	(383,219)	17,600,152
Total liabilities	378,959,248	407,201	379,366,449
Commitments and contingent liabilities
Mitsubishi UFJ Financial Group shareholders’ equity:
Capital surplus	4,636,097	(205)	4,635,892
Retained earnings:
Unappropriated retained earnings	9,072,572	13,918	9,086,490
Accumulated other comprehensive income, net of taxes	2,221,263	16,362	2,237,625
Total Mitsubishi UFJ Financial Group shareholders’ equity	17,645,662	30,075	17,675,737
Noncontrolling interests	831,551	9,799	841,350
Total equity	18,477,213	39,874	18,517,087
Total liabilities and equity	¥397,436,461	¥447,075	¥397,883,536

	Six months ended September 30, 2023
(in millions)	As Previously Reported	Adjustments	As Adjusted
Interest income:
Loans, including fees	¥2,011,363	¥30,127	¥2,041,490
Deposits in other banks	355,192	893	356,085
Investment securities	355,121	657	355,778
Trading account assets	360,921	40	360,961
Call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	193,947	2,524	196,471
Total	3,276,544	34,241	3,310,785
Interest expense:
Deposits	1,142,035	6,043	1,148,078
Call money, funds purchased, and payables under repurchase agreements and securities lending transactions	461,932	362	462,294
Due to trust account, other short-term borrowings and trading account liabilities	174,949	3,854	178,803
Long-term debt	252,757	2,406	255,163
Total	2,031,673	12,665	2,044,338
Net interest income	1,244,871	21,576	1,266,447
Provision for credit losses	61,772	10,140	71,912
Net interest income after provision for credit losses	1,183,099	11,436	1,194,535
Non-interest income:
Fees and commissions income	881,258	4,972	886,230
Foreign exchange losses—net	(329,089)	4,238	(324,851)
Trading account losses—net	(940,660)	(4,722)	(945,382)
Investment securities gains—net	743,395	2,683	746,078
Equity in earnings of equity method investees—net	214,835	214	215,049
Other non-interest income	86,876	288	87,164
Total	656,615	7,673	664,288
Non-interest expense:
Salaries and employee benefits	623,877	4,888	628,765
Occupancy expenses—net	76,784	892	77,676
Fees and commissions expenses	189,657	515	190,172
Outsourcing expenses, including data processing	162,312	(488)	161,824
Depreciation of premises and equipment	35,813	379	36,192
Amortization of intangible assets	141,668	603	142,271
Insurance premiums, including deposit insurance	44,684	378	45,062
Communications	29,391	340	29,731
Taxes and public charges	52,467	1,165	53,632
Reversal of off-balance sheet credit instruments	(3,646)	(355)	(4,001)
Other non-interest expenses	202,385	6,489	208,874
Total	1,555,392	14,806	1,570,198
Income before income tax expense	284,322	4,303	288,625
Income tax expense	15,864	800	16,664
Net income before attribution of noncontrolling interests	268,458	3,503	271,961

Net income attributable to noncontrolling interests	37,677	411	38,088
Net income attributable to Mitsubishi UFJ Financial Group	¥230,781	¥3,092	¥233,873

	Six months ended September 30, 2023
(in millions)	As Previously Reported	Adjustments	As Adjusted
Income used for the computation of basic EPS and diluted EPS (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥230,781	¥3,092	¥233,873
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥229,329	¥3,092	¥232,421

	Six months ended September 30, 2023
(in Yen)	As Previously Reported	Adjustments	As Adjusted
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group
Basic earnings per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥19.17	¥0.26	¥19.43
Diluted earnings per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	19.05	0.26	19.31

	Six months ended September 30, 2023
(in millions)	As Previously Reported	Adjustments	As Adjusted
Net income before attribution of noncontrolling interests	¥268,458	¥3,503	¥271,961
Other comprehensive income, net of tax:
Net unrealized losses on investment securities	(162,130)	(606)	(162,736)
Net unrealized gains on derivatives qualifying for cash flow hedges	15	1,389	1,404
Defined benefit plans	48,965	19	48,984
Foreign currency translation adjustments	1,050,954	(27,419)	1,023,535
Total	915,544	(26,617)	888,927
Comprehensive income	1,184,002	(23,114)	1,160,888
Net income attributable to noncontrolling interests	37,677	411	38,088
Other comprehensive income attributable to noncontrolling interests	74,729	(6,619)	68,110
Comprehensive income attributable to Mitsubishi UFJ Financial Group	¥1,071,596	¥(16,906)	¥1,054,690

	Six months ended September 30, 2023
(in millions, except per share amount)	As Previously Reported	Adjustments	As Adjusted
Capital surplus:
Other—net	(467)	(1)	(468)
Balance at end of period	¥4,895,005	(1)	¥4,895,004
Unappropriated retained earnings:
Balance at beginning of period	¥8,169,710	16,170	¥8,185,880
Net income attributable to Mitsubishi UFJ Financial Group	230,781	3,092	233,873
Balance at end of period	¥8,221,772	19,262	¥8,241,034
Accumulated other comprehensive income, net of taxes:
Balance at beginning of period	¥844,192	26,862	¥871,054
Net change during the period	840,815	(19,998)	820,817
Balance at end of period	¥1,685,007	6,864	¥1,691,871

	Six months ended September 30, 2023
(in millions, except per share amount)	As Previously Reported	Adjustments	As Adjusted
Total Mitsubishi UFJ Financial Group shareholders’ equity	¥16,650,388	¥26,125	¥16,676,513
Noncontrolling interests:
Balance at beginning of period	¥702,821	¥14,398	¥717,219
Initial subscriptions of noncontrolling interests	34,317	(98)	34,219
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders	(16,734)	(1)	(16,735)
Net income attributable to noncontrolling interests	37,677	411	38,088
Dividends paid to noncontrolling interests	(17,351)	(6)	(17,357)
Other comprehensive income, net of taxes	74,729	(6,619)	68,110
Other—net	(231)	45	(186)
Balance at end of period	¥807,006	¥8,130	¥815,136
Total equity	¥17,457,394	¥34,255	¥17,491,649

	Six months ended September 30, 2023
(in millions)	As Previously Reported	Adjustments	As Adjusted
Cash flows from operating activities:
Net income before attribution of noncontrolling interests	¥268,458	¥3,503	¥271,961
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization	177,481	982	178,463
Provision for credit losses	61,772	10,140	71,912
Investment securities gains—net	(743,395)	(2,683)	(746,078)
Foreign exchange losses—net	484,560	34,103	518,663
Equity in earnings of equity method investees—net	(214,835)	(214)	(215,049)
Benefit for deferred income tax expense	(200,007)	525	(199,482)
Increase in trading account assets, excluding foreign exchange contracts	(4,405,363)	1,330	(4,404,033)
Increase in trading account liabilities, excluding foreign exchange contracts	4,082,033	12,266	4,094,299

Increase in accrued interest receivable and other receivables	(138,342)	(47,922)	(186,264)
Decrease in accrued interest payable and other payables	(663,358)	18,721	(644,637)
Net decrease in accrued income taxes and increase in income tax receivables	(38,880)	(16,170)	(55,050)
Net increase in collateral for derivative transactions	(737,229)	(18,343)	(755,572)
Other—net	(15,161)	185,998	170,837
Net cash used in operating activities	(2,082,266)	182,236	(1,900,030)
Cash flows from investing activities:
Proceeds from sales of Available-for-sale debt securities	35,278,674	899	35,279,573
Proceeds from maturities of Available-for-sale debt securities	15,222,492	(3,051)	15,219,441
Purchases of Available-for-sale debt securities	(42,823,777)	(19,890)	(42,843,667)
Proceeds from sales and redemption of Equity securities	1,193,033	(478)	1,192,555
Acquisition of HC Consumer Finance Philippines, Inc., a subsidiary of Krungsri, net of cash acquired	(55,868)	(8,236)	(64,104)
Purchases of Equity securities (including purchases of equity securities under the fair value option)	(1,351,798)	1,563	(1,350,235)
Net decrease in loans	1,252,246	122,039	1,374,285
Net increase in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	(2,635,756)	214,141	(2,421,615)
Capital expenditures for premises and equipment	(47,932)	82	(47,850)
Purchases of intangible assets	(152,072)	(873)	(152,945)
Other—net	(31,191)	15,726	(15,465)
Net cash provided by investing activities	3,487,317	321,922	3,809,239

Cash flows from financing activities:
Net increase in deposits	2,421,039	(294,071)	2,126,968
Net decrease in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	(9,771,370)	8,765	(9,762,605)
Net decrease in due to trust account and other short-term borrowings	(521,193)	45,613	(475,580)
Proceeds from issuance of long-term debt	2,022,741	(10,296)	2,012,445
Repayments of long-term debt	(2,021,065)	(1,556)	(2,022,621)
Other—net	(43,203)	(503)	(43,706)
Net cash used in financing activities	(8,103,928)	(252,048)	(8,355,976)
Effect of exchange rate changes on cash and cash equivalents	1,569,102	(9,356)	1,559,746
Net decrease in cash and cash equivalents	(5,129,775)	242,754	(4,887,021)
Cash and cash equivalents at beginning of period	114,044,090	(86,645)	113,957,445
Cash and cash equivalents:
Cash, due from banks and interest-earning deposits in other banks	108,911,256	156,109	109,067,365
Cash and cash equivalents at end of period	¥108,914,315	¥156,109	¥109,070,424
Supplemental disclosure of cash flow information:
Cash paid during the period for:
Interest	¥1,983,677	¥4,642	¥1,988,319
Income taxes, net of refunds	254,751	16,445	271,196
Non-cash investing and financing activities:

Assets acquired under finance lease arrangements	5,022	4,598	9,620
Assets acquired under operating lease arrangements	22,905	(40)	22,865
Acquisition of HC Consumer Finance Philippines, Inc., a subsidiary of BK
Fair value of assets acquired, excluding cash and cash equivalents	151,231	8,100	159,331